Summary of Significant Accounting Policies - Allowance for credit losses (Details) - USD ($) $ in Millions	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investments	$ 81	$ 57
Reinsurance recoverables	15	14	$ 3
Other assets	7	7
Assets	103	78
Commitments to fund mortgage loans, bank loans and agent loans	0	1
Liabilities	0	1
Total	103
Fixed income securities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Fixed income securities	1	0	0
Mortgage loans
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss	59	36	$ 3
Bank loans
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss	16	16
Agent loans
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss	$ 5	$ 5